Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Other revenues	$ 140	$ 201	$ 1,599
Total revenues	12,731	25,188	44,808
Calyxt Inc and Cellectis BioResearch Inc [member]
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	7,114	14,875	20,856
Other revenues	3,383	7,945	21,035
Collaboration agreements	10,497	22,821	41,891
Licenses	2,142	2,270	2,771
Products & services	92	97	145
Total revenues	$ 12,731	$ 25,188	$ 44,808